                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number:                           811-4989

         Exact name of registrant as specified in charter:             Voyageur Mutual Funds II

         Address of principal executive offices:                       2005 Market Street
                                                                       Philadelphia, PA 19103

         Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

         Registrant's telephone number, including area code:           (800) 523-1918

         Date of fiscal year end:                                      August 31

         Date of reporting period:                                     February 29, 2004

Item 1.    Reports to Stockholders

           The Registrant's shareholder report is combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Colorado Fund of the Registrant, information on which is included in the following shareholder report.




                                          DELAWARE
                                          INVESTMENTS(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE COLORADO FUND



















[LOGO]POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        4

  Statements of Changes in Net Assets                             5

  Financial Highlights                                            6

  Notes to Financial Statements                                   9
-------------------------------------------------------------------








    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                       Delaware Tax-Free Colorado Fund
  OF NET ASSETS                                  February 29, 2004 (Unaudited)




                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds - 97.64%
Airport Revenue Bonds - 3.99%
  Denver City & County Airport
    5.00% 11/15/33 (XLCA)                              $4,000,000   $ 4,176,560
    5.25% 11/15/23 (MBIA)                               8,250,000     8,934,420
                                                                    -----------
                                                                     13,110,980
                                                                    -----------
Charter School Revenue Bonds - 9.89%
  Colorado Educational & Cultural Facilities
    Authority (Aspen Foundation Colorado)
    6.125% 7/1/12                                         560,000       558,499
    6.50% 7/1/24                                        1,710,000     1,643,720
  Colorado Educational & Cultural Facilities
    Authority (Collegiate Academy
    Charter School Project)
    7.375% 12/15/21                                     1,000,000     1,032,690
    7.50% 12/15/31                                      1,000,000     1,034,060
  Colorado Educational & Cultural Facilities
    Authority (Compass Montessori Charter
    School Project) 7.75% 7/15/31                       2,125,000     2,085,709
  Colorado Educational & Cultural Facilities
    Authority (Compass Montessori R1
    Charter School Project) 8.00% 2/15/32               2,645,000     2,708,030
  Colorado Educational & Cultural Facilities
    Authority (Core Knowledge Charter
    School Project) 7.00% 11/1/29                       1,000,000     1,081,550
  Colorado Educational & Cultural
    Facilities Authority (Frontier Academy
    Charter School Project)
    7.25% 6/1/20                                        1,450,000     1,505,579
    7.375% 6/1/31                                       1,775,000     1,845,326
  Colorado Educational & Cultural Facilities
    Authority (Liberty Common Charter
    School Project) 5.125% 12/1/33 (XLCA)               2,740,000     2,886,508
  Colorado Educational & Cultural Facilities
    Authority (Lincoln Academy Charter
    School Project) 8.375% 3/1/26                       2,400,000     2,438,616
  Colorado Educational & Cultural Facilities
    Authority (Littleton Academy Charter
    School Project) 6.125% 1/15/31                      2,000,000     1,981,620
  Colorado Educational & Cultural Facilities
    Authority (Montessori Districts Charter
    School Projects) 6.125% 7/15/32                     5,590,000     5,493,572
  Colorado Educational & Cultural
    Facilities Authority (Pinnacle Charter
    School Project) 5.00% 6/1/33 (XLCA)                 2,170,000     2,257,126
  Colorado Educational & Cultural
    Facilities Authority (Renaissance
    Charter School Project) 6.75% 6/1/29                2,000,000     1,942,000
  Colorado Educational & Cultural
    Facilities Authority (Stargate Charter
    School Project) 6.125% 5/1/33                       2,000,000     2,002,560
                                                                    -----------
                                                                     32,497,165
                                                                    -----------
City General Obligation Bonds - 0.80%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                 2,500,000     2,626,950
                                                                    -----------
                                                                      2,626,950
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 3.90%
  Colorado Health Facilities Authority
    (Covenant Retirement Communities)
    5.50% 12/1/33 (RADIAN)                              5,000,000     5,341,550

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Continuing Care/Retirement Revenue Bonds (continued)
  Colorado Health Facilities Authority
    (Porter Place) 6.00% 1/20/36 (GNMA)               $ 5,000,000   $ 5,364,900
  Mesa County Residential Care
    Facilities Mortgage Revenue
    (Hilltop Community Resources)
    Series A 5.375% 12/1/28 (RADIAN)                    2,000,000     2,114,420
                                                                    -----------
                                                                     12,820,870
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.34%
  Denver Convention Center
    Series A 5.00% 12/1/33 (XLCA)                      10,500,000    10,982,160
                                                                    -----------
                                                                     10,982,160
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 0.58%
  Pueblo Urban Renewal Authority Tax
    Increment Revenue 6.625% 12/1/19                    1,825,000     1,914,662
                                                                    -----------
                                                                      1,914,662
                                                                    -----------
Higher Education Revenue Bonds - 12.23%
  Boulder County Development Revenue
    University Corporation for
    Atmospheric Research
    5.00% 9/1/33 (MBIA)                                 1,000,000     1,045,460
    5.00% 9/1/35 (AMBAC)                                2,000,000     2,094,340
  Colorado Educational & Cultural Facilities
    Authority (Johnson & Wales University
    Project) Series A 5.00% 4/1/28 (XLCA)               1,000,000     1,044,990
  Colorado Educational & Cultural Facilities
    Authority (University of Colorado
    Foundation Project)
    5.00% 7/1/32 (AMBAC)                                6,000,000     6,270,120
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    5.375% 3/1/23 (AMBAC)                               2,000,000     2,186,880
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    Series A 5.00% 3/1/27 (MBIA)                        5,000,000     5,236,100
  Colorado Educational & Cultural Facilities
    Authority (University of Northern
    Colorado Student Housing Project)
    5.125% 7/1/37 (MBIA)                                7,500,000     7,845,825
  Colorado School Mines Auxiliary Facilities
    Revenue 5.00% 12/1/37 (AMBAC)                       3,630,000     3,782,678
  Colorado Springs Revenue (Colorado
    College Project) 5.375% 6/1/32                      5,570,000     5,912,611
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                       3,545,000     3,708,247
  University of Colorado Enterprise System
    5.375% 6/1/26                                       1,000,000     1,075,080
                                                                    -----------
                                                                     40,202,331
                                                                    -----------
Hospital Revenue Bonds - 8.77%
  Boulder County Hospital Revenue
    Development (Longmont United
    Hospital Project)
    5.60% 12/1/27 (RADIAN)                              1,250,000     1,309,950
    6.00% 12/1/30 (RADIAN)                              5,000,000     5,643,100
  Colorado Health Facilities Authority
    (Catholic Health Initiatives)
    5.50% 3/1/32                                        5,000,000     5,272,950

Statements                                       Delaware Tax-Free Colorado Fund
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Colorado Health Facilities Authority
    (Longmont United Hospital)
    5.00% 12/1/19 (ACA)                                $1,150,000   $ 1,197,242
  Colorado Health Facilities Authority
    (Vail Valley Medical Center Project)
    5.80% 1/15/27                                       3,475,000     3,612,541
    6.60% 1/15/20 (ACA)                                 1,000,000     1,032,250
  Delta County Memorial Hospital District
    5.35% 9/1/17                                        4,000,000     4,117,000
  Denver Health & Hospital Authority
    Healthcare Revenue Series A
    5.375% 12/1/28 (ACA)                                2,770,000     2,842,823
  University of Colorado Hospital Authority
    Series A 5.60% 11/15/31                             3,650,000     3,787,532
                                                                    -----------
                                                                     28,815,388
                                                                    -----------
Miscellaneous Revenue Bonds - 4.20%
  Colorado Educational & Cultural Facilities
    Authority Revenue 5.25% 6/1/21                      2,000,000     2,097,580
  Lowry Economic Redevelopment Authority
    Revenue 7.80% 12/1/10                               9,910,000    10,625,502
  Lowry Economic Redevelopment Authority
    Revenue Series A (Private Placement)
    7.30% 12/1/10                                       1,015,000     1,075,484
                                                                    -----------
                                                                     13,798,566
                                                                    -----------
Multifamily Housing Revenue Bonds - 7.65%
  Adams County Housing Authority
    Mortgage Revenue (Greenbriar Project)
    6.75% 7/1/21                                        1,730,000     1,799,546
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                       1,250,000     1,341,275
  Colorado Housing & Finance Authority
    (Multifamily Housing Insured Mortgage)
    Series A3 6.25% 10/1/26 (FHA)                       6,205,000     6,511,404
  Colorado Housing & Finance Authority
    (Multifamily Housing Insured Mortgage)
    Series C3 6.15% 10/1/41                             1,590,000     1,702,190
  Denver City and County Multifamily
    Housing Revenue Federal Housing
    Authority (Insured Mortgage Loan -
    Garden Court) 5.40% 7/1/39 (FHA)                    2,000,000     2,086,260
  Englewood Multifamily Housing Revenue
    (Marks Apartments Project)
    6.65% 12/1/26                                       5,700,000     5,789,604
  Englewood Multifamily Housing Revenue
    (Marks Apartments Project)
    Series B 6.00% 12/15/18                             3,725,000     3,737,069
  Lake County Multifamily Housing Mortgage
    Revenue (Sawatch Apartments)
    6.80% 10/20/35 (GNMA)                               1,955,000     2,157,870
                                                                    -----------
                                                                     25,125,218
                                                                    -----------
Municipal Lease Revenue Bonds - 8.67%
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                               8,000,000     8,848,400
  Conejos & Alamosa Counties School
    District Region Certificates of
    Participation 6.50% 4/1/11                          1,315,000     1,391,862
  El Paso County Certificates of Participation
    (Detention Facilities Project)
    Series B 5.00% 12/1/27 (AMBAC)                      1,500,000     1,572,645

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Municipal Lease Revenue Bonds (continued)
  El Paso County Certificates of Participation
    (Judicial Building Project) Series A
    5.00% 12/1/27 (AMBAC)                              $2,000,000   $ 2,096,860
  Fremont County Certificates of
    Participation Refunding & Improvement
    Series A 5.25% 12/15/24 (MBIA)                      3,045,000     3,316,096
  Fremont County Certificates of
    Participation Refunding & Improvement
    Series A 5.25% 12/15/26 (MBIA)                      1,025,000     1,102,828
  Greeley County Building Authority
    Certificates of Participation
    6.10% 8/15/16                                       2,600,000     2,759,068
  Paint Brush Hills Metropolitan District
    Certificates of Participation
    7.75% 9/1/21                                        1,574,206     1,589,712
  Pueblo County Certificates of Participation
    6.50% 12/1/24                                       5,460,000     5,806,983
                                                                    -----------
                                                                     28,484,454
                                                                    -----------
Political Subdivision General Obligation Bonds - 13.03%
  Arapahoe County Water & Wastewater
    Public Improvement District Series A
    5.125% 12/1/32 (MBIA)                               4,500,000     4,757,580
  Concord Metropolitan District
    8.00% 12/1/19                                       4,980,000     5,217,895
  Denver West Metropolitan District
    5.00% 12/1/33 (RADIAN)                              4,000,000     4,107,000
  Eagle Bend Metropolitan District #2
    5.00% 12/1/28 (RADIAN)                              1,750,000     1,792,805
    5.00% 12/1/33 (RADIAN)                                500,000       511,010
  Galleria Metropolitan District
    7.25% 12/1/09                                       1,070,000     1,123,329
  Lincoln Park Metropolitan District
    7.75% 12/1/26                                       2,610,000     2,770,045
  Meridian Metropolitan District Refunding
    Series A 5.00% 12/1/31 (RADIAN)                     7,000,000     7,132,439
  North Range Metropolitan District #1
    7.25% 12/15/31                                      3,400,000     3,451,306
  Saddle Rock Colorado Metropolitan
    District 5.35% 12/1/31 (RADIAN)                     1,580,000     1,656,172
  Silver Dollar Metropolitan District
    7.05% 12/1/30                                       4,940,000     5,057,572
  Tri-Pointe Commercial Metropolitan
    District 7.75% 12/1/19                              5,000,000     5,237,549
                                                                    -----------
                                                                     42,814,702
                                                                    -----------
*Pre-Refunded Bonds - 0.65%
  Colorado Educational & Cultural Facilities
    Authority (Pinnacle Charter School
    Project) 6.00% 12/1/21-01                           1,750,000     2,122,208
                                                                    -----------
                                                                      2,122,208
                                                                    -----------
Public Utility District Revenue Bonds - 3.18%
  Colorado Springs Utilities Revenue
    Series A 5.00% 11/15/29                            10,000,000    10,438,200
                                                                    -----------
                                                                     10,438,200
                                                                    -----------
Recreational Area Revenue Bonds - 1.70%
  Aurora Golf Course Enterprise System
    Revenue (Saddle Rock Golf Course)
    6.20% 12/1/15                                       2,000,000     2,066,200

Statements                                      Delaware Tax-Free Colorado Fund
  OF NET ASSETS (CONTINUED)


                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Recreational Area Revenue Bonds (continued)
  South Suburban Park & Recreation District
    (Golf & Ice Arena Facility) 6.00% 11/1/15         $ 2,330,000   $ 2,454,352
  Westminster Golf Course
    5.55% 12/1/23 (RADIAN)                              1,000,000     1,059,670
                                                                    -----------
                                                                      5,580,222
                                                                    -----------
School District General Obligation Bonds - 4.15%
  Douglas County School District No Re 1
    Building (Douglas & Elbert Counties)
    Series B 5.125% 12/15/25 (FSA)                      2,000,000     2,129,800
  El Paso County School District #2
    (Harrison) 5.00% 12/1/27 (MBIA)                     2,115,000     2,220,581
  El Paso County School District #49
    (Falcon) 5.50% 12/1/21 (FGIC)                       3,580,000     4,024,170
  Fremont County School District No Re 1
    (Canon City) 5.00% 12/1/24 (MBIA)                   1,735,000     1,841,529
  Garfield County School District No Re 2
    5.00% 12/1/25 (FSA)                                 1,000,000     1,053,200
  La Plata County School District No 9-R
    5.125% 11/1/24 (MBIA)                               1,000,000     1,072,720
  Larimer & Weld County School District
    No Re 5J Series A 5.00% 11/15/29 (MBIA)             1,240,000     1,296,730
                                                                    -----------
                                                                     13,638,730
                                                                    -----------
Tax Increment/Special Assessment Bonds - 1.87%
  Loveland Special Improvements
    District #1 7.50% 7/1/29                            6,140,000     6,159,218
                                                                    -----------
                                                                      6,159,218
                                                                    -----------
Territorial General Obligation Bonds - 1.24%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.25% 7/1/21                   3,750,000     4,080,263
                                                                    -----------
                                                                      4,080,263
                                                                    -----------
Territorial Revenue Bonds - 0.95%
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.00% 7/1/32 (MBIA)               1,000,000     1,062,050
  Virgin Islands Public Finance Authority
    5.00% 10/1/31 (ACA)                                 2,000,000     2,067,260
                                                                    -----------
                                                                      3,129,310
                                                                    -----------
Turnpike/Toll Road Revenue Bonds - 5.29%
  E-470 Public Highway Authority
    5.75% 9/1/35 (MBIA)                                 3,100,000     3,557,529
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)             13,000,000    13,840,190
                                                                    -----------
                                                                     17,397,719
                                                                    -----------
Water & Sewer Revenue Bonds - 1.56%
  Erie Water Enterprise Revenue
    5.00% 12/1/23 (ACA)                                 1,750,000     1,773,153
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                  2,900,000     3,351,849
                                                                    -----------
                                                                      5,125,002
                                                                    -----------
Total Municipal Bonds (cost $300,368,452)                           320,864,318
                                                                    -----------

                                                         Number        Market
                                                       of Shares       Value
Short-Term Investments - 0.99%
  Dreyfus Tax-Exempt Cash
    Management Fund                                     3,263,032  $  3,263,032
                                                                   ------------
Total Short-Term Investments
  (cost $3,263,032)                                                   3,263,032
                                                                   ------------

Total Market Value of Securities - 98.63%
  (cost $303,631,484)                                               324,127,350
Receivables and Other Assets
  Net of Liabilities - 1.37%                                          4,492,082
                                                                   ------------
Net Assets Applicable to 29,150,650
  Shares Outstanding - 100.00%                                     $328,619,432
                                                                   ============

Net Asset Value - Delaware Tax-Free Colorado Fund
  Class A ($305,274,311 / 27,081,819 Shares)                             $11.27
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado Fund
  Class B ($13,678,248 / 1,212,726 Shares)                               $11.28
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado Fund
  Class C ($9,666,873 / 856,105 Shares)                                  $11.29
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $314,682,733
Accumulated net realized loss on investments                         (6,559,167)
Net unrealized appreciation of investments                           20,495,866
                                                                   ------------
Total net assets                                                   $328,619,432
                                                                   ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Colorado Fund
Net asset value Class A (A)                                              $11.27
Sales charge (4.50% of offering price,
  or 4.70% of amount invested per share) (B)                               0.53
                                                                         ------
Offering price                                                           $11.80
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS


                                                                    Delaware
                                                                    Tax-Free
                                                                  Colorado Fund

Investment Income:
  Interest                                                          $ 8,993,050
                                                                    -----------

Expenses:
  Management fees                                                       883,579
  Distribution expenses -- Class A                                      374,489
  Distribution expenses -- Class B                                       65,049
  Distribution expenses -- Class C                                       44,543
  Dividend disbursing and transfer agent fees and expenses               96,041
  Accounting and administration expenses                                 62,560
  Legal and professional fees                                            27,024
  Reports and statements to shareholders                                 13,984
  Registration fees                                                       2,340
  Custodian fees                                                          6,723
  Trustees' fees                                                          4,741
  Other                                                                  10,160
                                                                    -----------
                                                                      1,591,233
  Less expenses absorbed or waived                                           --
  Less expenses paid indirectly                                          (4,074)
                                                                    -----------
  Total expenses                                                      1,587,159
                                                                    -----------
Net Investment Income                                                 7,405,891
                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                            (4,504,595)
  Net change in unrealized appreciation/depreciation of investments  17,421,486
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      12,916,891
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $20,322,782
                                                                    ===========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                              Delaware Tax-Free Colorado Fund

                                                                Six Months          Year
                                                                  Ended             Ended
                                                                 2/29/04           8/31/03
                                                               (Unaudited)

Increase (Decrease) in Net Assets from Operations:
  Net investment income                                       $  7,405,891      $ 15,717,274
  Net realized gain (loss) on investments                       (4,504,595)          631,030
  Net change in unrealized appreciation/depreciation
    of investments                                              17,421,486        (8,259,671)
                                                              ------------      ------------
  Net increase in net assets resulting from operations          20,322,782         8,088,633
                                                              ------------      ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                     (6,974,952)      (14,774,600)
    Class B                                                       (253,953)         (586,453)
    Class C                                                       (173,549)         (349,930)
                                                              ------------      ------------
                                                                (7,402,454)      (15,710,983)
                                                              ------------      ------------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                      8,458,561        18,044,255
    Class B                                                        861,159         1,399,969
    Class C                                                      1,273,027         4,139,859

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                      4,287,070         8,886,403
    Class B                                                        168,684           378,269
    Class C                                                        127,779           252,301
                                                              ------------      ------------
                                                                15,176,280        33,101,056
                                                              ------------      ------------
  Cost of shares repurchased:
    Class A                                                    (19,036,547)      (35,022,951)
    Class B                                                       (984,524)       (3,195,659)
    Class C                                                       (698,380)       (3,630,231)
                                                              ------------      ------------
                                                               (20,719,451)      (41,848,841)
                                                              ------------      ------------
Decrease in net assets derived from capital
  share transactions                                            (5,543,171)       (8,747,785)
                                                              ------------      ------------
Net Increase (Decrease) in Net Assets                            7,377,157       (16,370,135)

Net Assets:
  Beginning of period                                          321,242,275       337,612,410
                                                              ------------      ------------
  End of period (including undistributed net
    investment income of $0 and $0, respectively)             $328,619,432      $321,242,275
                                                              ============      ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Colorado Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03    8/31/02(3)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)

Net asset value, beginning of period                          $10.830     $11.080      $11.120     $10.630      $10.780     $11.510

Income (loss) from investment operations:
Net investment income                                           0.257       0.527        0.532       0.549        0.543       0.552
Net realized and unrealized gain (loss) on investments          0.440      (0.250)      (0.040)      0.490       (0.150)     (0.730)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.697       0.277        0.492       1.039        0.393      (0.178)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.257)     (0.527)      (0.532)     (0.549)      (0.543)     (0.552)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.257)     (0.527)      (0.532)     (0.549)      (0.543)     (0.552)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.270     $10.830      $11.080     $11.120      $10.630     $10.780
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.49%       2.52%        4.60%      10.05%        3.89%      (1.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $305,274    $299,528     $314,695    $318,550     $304,409    $338,184
Ratio of expenses to average net assets                         0.94%       0.99%        0.95%       1.00%        1.00%       0.91%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.94%       0.99%        0.95%       1.00%        1.04%       0.91%
Ratio of net investment income to average net assets            4.67%       4.76%        4.86%       5.09%        5.22%       4.86%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.67%       4.76%        4.86%       5.09%        5.18%       4.86%
Portfolio turnover                                                19%         30%          36%         64%          53%         55%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Colorado Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03    8/31/02(3)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)

Net asset value, beginning of period                          $10.830     $11.090      $11.120     $10.630      $10.790     $11.510

Income (loss) from investment operations:
Net investment income                                           0.216       0.444        0.450       0.468        0.463       0.466
Net realized and unrealized gain (loss) on investments          0.450      (0.260)      (0.030)      0.490       (0.160)     (0.719)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.666       0.184        0.420       0.958        0.303      (0.253)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.216)     (0.444)      (0.450)     (0.468)      (0.463)     (0.467)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.444)      (0.450)     (0.468)      (0.463)     (0.467)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.280     $10.830      $11.090     $11.120      $10.630     $10.790
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.19%       1.66%        3.92%       9.24%        3.00%      (2.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $13,678     $13,108      $14,843     $14,330      $13,441     $13,530
Ratio of expenses to average net assets                         1.69%       1.74%        1.70%       1.75%        1.75%       1.66%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.69%       1.74%        1.70%       1.75%        1.79%       1.66%
Ratio of net investment income to average net assets            3.92%       4.01%        4.11%       4.34%        4.47%       4.11%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.92%       4.01%        4.11%       4.34%        4.43%       4.11%
Portfolio turnover                                                19%         30%          36%         64%          53%         55%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free Colorado Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/29/04(1)    8/31/03    8/31/02(3)    8/31/01      8/31/00     8/31/99
                                                           (Unaudited)

Net asset value, beginning of period                          $10.850     $11.100      $11.130     $10.640      $10.790     $11.520

Income (loss) from investment operations:
Net investment income                                           0.216       0.444        0.450       0.468        0.465       0.463
Net realized and unrealized gain (loss) on investments          0.439      (0.250)      (0.030)      0.490       (0.150)     (0.726)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.655       0.194        0.420       0.958        0.315      (0.263)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.215)     (0.444)      (0.450)     (0.468)      (0.465)     (0.467)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.215)     (0.444)      (0.450)     (0.468)      (0.465)     (0.467)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.290     $10.850      $11.100     $11.130      $10.640     $10.790
                                                              =======     =======      =======     =======      =======     =======

Total return(2)                                                 6.09%       1.74%        3.91%       9.23%        3.11%      (2.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $9,667      $8,606       $8,074      $5,617       $4,254      $4,332
Ratio of expenses to average net assets                         1.69%       1.74%        1.70%       1.75%        1.75%       1.66%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.69%       1.74%        1.70%       1.75%        1.79%       1.66%
Ratio of net investment income to average net assets            3.92%       4.01%        4.11%       4.34%        4.47%       4.11%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.92%       4.01%        4.11%       4.34%        4.43%       4.11%
Portfolio turnover                                                19%         30%          36%         64%          53%         55%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

Notes                                              February 29, 2004 (Unaudited)
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the six months ended February 29, 2004 were as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Commission reimbursements                                         $3,849
  Earnings credits                                                     225

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  On the first $500 million                                         0.550%
  On the next $500 million                                          0.500%
  On the next $1.5 billion                                          0.450%
  In excess of $2.5 billion                                         0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed specified percentages of average daily net assets of the Funds through October 31, 2004 and until revoked for the Delaware Tax-Free California Fund, as shown below.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Operating expense limitation as a percentage
    of average daily net assets (per annum)                          0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2004, each Fund had liabilities payable to affiliates as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Investment management fees payable to DMC                        $22,123
  Dividend disbursing, transfer agent fees,
    accounting and other expenses
    payable to DSC                                                  25,709
  Other expenses payable to DMC and affiliates*                      4,735

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and the Delaware Tax-Free Colorado Fund had costs of $1,715, $8,341, $2,078, $1,849, and $15,274, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
                                                                   $18,115

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Purchases other than U.S. government
    securities and short-term investments                        $30,099,966
  Sales other than U.S. government securities
    and short-term investments                                    38,577,049

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Cost of investments                                            $303,611,948
  Aggregate unrealized appreciation                              $ 20,699,391
  Aggregate unrealized depreciation                                  (183,989)
                                                                 ------------
  Net unrealized appreciation                                    $ 20,515,402
                                                                 ============

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                                         Delaware Tax-Free
                                                           Colorado Fund
                                                         -----------------
                                                   Six Months         Year
                                                      Ended          Ended
                                                     2/29/04*       8/31/03

  Tax-exempt income                                $7,402,454     $15,710,983
  Long-term capital gain                                   --              --
                                                   ----------     -----------
  Total                                            $7,402,454     $15,710,983
                                                   ==========     ===========

*Tax information for the period ended February 29, 2004, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis was as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  Shares of beneficial interest                                  $314,682,733
  Undistributed tax-exempt income                                          --
  Undistributed long-term capital gains                                    --
  Net realized capital gain (losses)
    on investments                                                 (4,509,898)
  Capital loss carryforwards                                       (2,054,025)
  Unrealized appreciation of investments                           20,500,622
                                                                 ------------
  Net assets                                                     $328,619,432
                                                                 ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                                  Delaware
                                                                  Tax-Free
                                                                Colorado Fund
                                                                -------------
  2008                                                            $       --
  2009                                                             2,054,025
  2011                                                                    --
                                                                  ----------
  Total                                                           $2,054,025
                                                                  ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:
                                                         Delaware Tax-Free
                                                           Colorado Fund
                                                         -----------------
                                                    Six Months        Year
                                                      Ended          Ended
                                                     2/29/04        8/31/03
  Shares sold:
    Class A                                           761,568       1,626,357
    Class B                                            76,819         126,659
    Class C                                           114,713         371,742

  Shares issued upon reinvestments
    of dividends and distributions:
    Class A                                           386,334         804,609
    Class B                                            15,194          34,219
    Class C                                            11,494          22,801
                                                   ----------      ----------
                                                    1,366,122       2,986,387
                                                   ----------      ----------
  Shares repurchased:
    Class A                                        (1,725,591)     (3,170,253)
    Class B                                           (89,127)       (289,898)
    Class C                                           (63,501)       (328,831)
                                                   ----------      ----------
                                                   (1,878,219)     (3,788,982)
                                                   ----------      ----------
  Net increase (decrease)                            (512,097)       (802,595)
                                                   ==========      ==========

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table below and the Statements of Changes in Net Assets.

                                           Six Months Ended                 Year Ended
                                               2/29/04                        8/31/03
                                     ----------------------------   ----------------------------
                                     Class B   Class A              Class B   Class A
                                      shares    shares     Amount    shares    shares     Amount

  Delaware Tax-Free Colorado Fund     23,987    23,987    264,912    14,623    14,635    165,677

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004, or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

DELAWARE
INVESTMENTS(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                            Contact Information

Walter P. Babich                               Jude T. Driscoll                               Investment Manager
Board Chairman                                 Chairman                                       Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds           Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                              International Affiliate
John H. Durham                                 Joseph H. Hastings                             Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                   London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds           National Distributor
Anthony D. Knerr                               Philadelphia, PA                               Delaware Distributors, L.P.
Managing Director                                                                             Philadelphia, PA
Anthony Knerr & Associates                     Richelle S. Maestro
New York, NY                                   Senior Vice President,                         Shareholder Servicing, Dividend
                                               Chief Legal Officer and Secretary              Disbursing and Transfer Agent
Ann R. Leven                                   Delaware Investments Family of Funds           Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer          Philadelphia, PA                               2005 Market Street
National Gallery of Art                                                                       Philadelphia, PA 19103-7094
Washington, DC                                 Michael P. Bishof
                                               Senior Vice President and Treasurer            For Shareholders
Thomas F. Madison                              Delaware Investments Family of Funds           800 523-1918
President and Chief Executive Officer          Philadelphia, PA
MLM Partners, Inc.                                                                            For Securities Dealers and Financial
Minneapolis, MN                                                                               Institutions Representatives Only
                                                                                              800 362-7500
Janet L. Yeomans
Vice President/Mergers & Acquisitions                                                         Web site
3M Corporation                                                                                www.delawareinvestments.com
St. Paul, MN



--------------------------------------------------------------------------------
A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8620)                                                        Printed in the USA
SA-WEST [2/04] IVES 4/04                                                   J9612

ITEM 2.    CODE OF ETHICS

           Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

           Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

           Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)  (1)   Code of Ethics

           Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

           Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II

         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004


         Joseph H. Hastings
----------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    April 27, 2004